Business combinations - Schedule of Assets Acquired and Liabilities Assumed (Details) - GBP (£) £ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	£ 1,814	£ 2,478	[1]
Discuva Limited
Recognized amounts of identifiable assets acquired and liabilities assumed
Assumed contingent liabilities	£ (1,658)	£ (1,500)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’